Repurchase Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of repurchase transactions [Abstract]
Summary of Repo Transactions and Reverse Repo Transactions
As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.23	12.31.22
Debtors for Reserve Repurchase Transactions of Government Securities	1,160,625,855	358,375,689
Interest Accrued Receivable for Reserve Repurchase Transactions	9,539,384	1,374,591
Total Repurchase Transactions—Assets	1,170,165,239	359,750,280

	12.31.23	12.31.22
Creditors for Repurchase Transactions of Government Securities	23,189,189	—
Interest Accrued Payable for Repurchase Transactions	157,077	—
Total Repurchase Transactions—Liabilities	23,346,266	—

Summary of Repo Agreements in Financial Assets Pledged as Collateral and Reverse Repo Agreements in Off-Balance Sheet Items
The notional values of the assets transferred in repurchase transactions are presented in Note 7 and Schedule O.

	12.31.23	12.31.22
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	1,167,219,902	358,376,116
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	18,891,202	—